POSTRETIREMENT BENEFIT PLANS - Summary of Changes in Projected Benefit Obligations (Parenthetical) (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
GE Energy Supplementary Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, benefit obligation, actuarial gain (loss)	$ 541
Retiree Health Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, increase (decrease) for assets transferred to (from) plan	$ 447